            [Cover: The Schwab Building, San Francisco, California]


SCHWABFUNDS(R)
SCHWAB
S&P 500 FUND






Annual Report
October 31, 1996

Dear Shareholder,

                    It's been an exciting year at SchwabFunds(R). With the
                    support of investors like you, the SchwabFunds Family(R)
                    continues to rank among the largest and fastest-growing
    [PHOTO OF       mutual fund complexes in the nation. In total, Charles
CHARLES R. SCHWAB]  Schwab Investment Management, Inc. (CSIM), manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 mutual funds spanning a spectrum of financial markets and investing styles. You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios--three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to changes in the markets. So you can get diversification not only across asset classes--stocks, bonds and cash--but among different funds and investing styles too.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more--all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.





                                  /s/ Charles R. Schwab
                                  -------------------------------
                                  Charles R. Schwab

              Cover: The Schwab Building San Francisco, California

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
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Now you can add to your account by using this convenient Schwab investment
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
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JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

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
TABLE OF CONTENTS


GROWTH IN NET ASSETS AND NUMBER OF ACCOUNTS .............................  3

PERFORMANCE .............................................................  4

TAX-SMART INVESTMENT ....................................................  5

FUND HOLDINGS ...........................................................  6

PORTFOLIO MANAGEMENT TEAM ...............................................  8

MARKET OVERVIEW .........................................................  9

QUESTIONS AND ANSWERS ................................................... 14

FINANCIAL STATEMENTS AND NOTES .......................................... 18

We are pleased to bring you the first annual report for the Schwab S&P 500 Fund (the "Fund") for its fiscal year ended October 31, 1996. You helped the Fund become one of the most successful Fund launches of 1996. The Fund began operations on May 1, 1996 and has quickly accumulated nearly $300 million in assets and over 33,000 shareholder accounts.


During the period, the Fund achieved its primary objective of tracking the price and dividend performance of the S&P 500(R) Index (the "Index"). It also succeeded in maintaining the tax efficiencies and low costs designed to maximize long-term performance results, as explained below.

This report relates to both classes of shares for the Fund, Investor Shares and e.Shares(TM). It's important to note the difference between the two classes. Both classes of shares are part of the same Fund, so they have the same investment objective and investment portfolio. Investor Shares are available to the retail customer, while e.Shares are primarily for institutional customers and are AVAILABLE ONLY THROUGH SCHWABLINK(TM) to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans. Because trading and other communications are executed electronically through SchwabLink, shareholder servicing costs are reduced which allows the Fund to offer a lower operating expense ratio (OER) for e.Shares. The OER for e.Shares is 0.28% and is 0.49% for Investor Shares (1). Over time, the difference in the OERs will impact the total return for each class of shares.


(1) OERs for e.Shares and Investor Shares are guaranteed through at least
    2/28/97.

                  GROWTH IN NET ASSETS AND NUMBER OF ACCOUNTS

                                 Net
                                Assets
             Date            in Millions         # of Accts
--------------------------------------------------------------------------------
           May-96*             $154,660           24,623
           Jun-96              $173,790           26,494
           Jul-96              $187,420           28,361
           Aug-96              $209,370           30,039
           Sep-96              $250,680           31,863
           Oct-96              $280,103           33,353


* Commencement of Fund Operations

PERFORMANCE

The table below compares total returns for the fiscal year ended October 31, 1996, for the Schwab S&P 500 Fund, Investor Shares and e.Shares(TM), and the S&P 500(R) Index.

                                  TOTAL RETURN
                                                  Cumulative Since
                                                   Fund Inception
                                                       (5/1/96)

Schwab S&P 500 Fund Investor Shares                      8.80%
Schwab S&P 500 Fund e.Shares                             8.90%
S&P 500(R) Index                                         9.06%

As of September 30, 1996, the total return for both classes of Fund shares, since inception, was 6.00% for Investor Shares and e.Shares.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% for Investor Shares and 0.28% for e.Shares(TM), through at least 2/28/97. Without this fee waiver and guarantee, for the fiscal year ended 10/31/96, the Fund's total return since inception for Investor Shares and e.Shares would have been 8.60% and 8.70%, respectively. For the period ended 9/30/96, the Fund's total return since inception for Investor Shares and e.Shares would have been 5.80% and 5.90%, respectively. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.

TAX-SMART INVESTMENT STRATEGY

The Schwab S&P 500 Fund seeks to maximize its after-tax performance for investors by minimizing capital gain distributions. This strategy is designed to help you keep more of what your money earns.

The following chart illustrates how taxes can impact a fund's performance.


                       THE POWER OF A TAX-SMART STRATEGY

                Portfolio A             $75,281
                Portfolio B             $88,640


This example is for illustrative purposes only and the assumptions are not intended to show current performance or predict or guarantee future performance of the Fund. While the Fund attempts to minimize capital gain distributions, there are no assurances that the Fund will not make capital gain distributions in the future.

The chart shows two hypothetical portfolios; each assumes a $20,000 initial investment and a 10% pre-tax average annual total return. The portfolio in which capital gains are realized annually (Portfolio A) earns 3% income and 7% realized capital gains, which are taxed annually; the portfolio in which capital gains are deferred over 20 years (Portfolio B) earns 3% income, taxed annually, and 7% capital gains, which accumulate unrealized and are taxed at the end of the 20-year period. Compared to Portfolio A, Portfolio B earns an extra $13,359 by deferring its capital gains. Both examples assume income dividends taxed annually at the maximum 39.6% federal personal income tax rate and capital gains taxed at the maximum 28% rate. Of course, taxes and actual fund distributions may vary and can be higher or lower than the rates shown.

FUND HOLDINGS

The Fund's portfolio is diversified across approximately 500 large company common stocks representing approximately 70% of the total value of the U.S. stock market (2). The common stocks include many of America's most recognizable companies and key industries. Below is a list of the Fund's ten largest holdings as well as a diversification chart showing the economic sectors in which the Fund was invested. Both are as of October 31, 1996 and are not necessarily indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, also as of October 31, 1996, can be found in the Statement of Net Assets section of this report.

FUND'S TOP TEN HOLDINGS AS A
PERCENTAGE OF FUND INVESTMENTS

         General Electric Co.                2.94%

         Coca Cola Co.                       2.30

         Exxon Corp.                         2.04

         Intel Corp.                         1.67

         Merck & Co., Inc.                   1.64

         Royal Dutch Petroleum               1.61

         Microsoft Corp.                     1.52

         Philip Morris Companies, Inc.       1.38

         International Business Machines     1.26

         Proctor & Gamble Co.                1.26


(2) Source. Wilshire 5000 Index.

                                  S&P 500 FUND
                            ECONOMIC DIVERSIFICATION




                Consumer Non-Durables                   32%
                Energy                                   9%
                Finance                                 15%
                Materials & Services                     9%
                Technology                              13%
                Transportation                           2%
                Utilities                               10%
                Cash-Equivalents                         1%
                Capital Goods                            6%
                Consumer Durables                        3%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Manager at Federated Investors. He holds an MBA from the Wharton School and a B.A. in economics from Virginia Tech, and has been a chartered financial analyst since 1985.

GERI HOM, Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages approximately $3 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko. She holds a B.A. in business education from San Francisco State University.

The following market overview and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE
                       (QUARTERLY % CHANGE, ANNUAL RATE)

                              Real GDP Growth Rate
--------------------------------------------------------------------------------
Q4-95                             0.3%
--------------------------------------------------------------------------------
Q1-96                             2.0%
--------------------------------------------------------------------------------
Q2-96                             4.7%
--------------------------------------------------------------------------------
Q3-96                             2.0%
--------------------------------------------------------------------------------


As shown on the graph above, the start of the fiscal year November 1, 1995 was ushered in with a weak fourth quarter 1995 real GDP growth rate of 0.3%, which caused some concern over the possibility of an economic recession. However, as time progressed, the economic climate improved significantly. By the third quarter of 1996, sentiment was focused on the apparent strength of the economy and its potential impact on future inflation. The financial markets were particularly concerned that the combined impact of strong economic growth and the strength of the labor market would force the Federal Reserve ("the Fed") to raise the federal funds rate in an effort to prevent a resurgence of inflation.

At the close of the Fund's fiscal year, job creation appears to be maintaining a healthy pace and the national unemployment rate of 5.2% is near its low for the decade. Although the pace of economic growth has slowed somewhat to a rate of 2.0% in the third quarter of 1996, there remain signs of potential inflationary pressures in the economy. Although both price and wage inflation appear to be well contained, the Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.


DOMESTIC EQUITY MARKET HIGHLIGHTS

As shown on the graph above, domestic equities achieved strong returns during the fiscal year, outpacing both international equities and domestic bonds (1). During the fiscal year, the total return for the S&P 500(R) Index was 24.06% and the total return for the Schwab Small-Cap Index(R) was 18.97% (2). Both returns were in excess of their longer-term (20-year) averages of 14.47% for the S&P 500 Index and 16.83% for small cap stocks (3). Both of these indices reached new highs in the second quarter, experienced significant declines in June and July, and went on to recover (the S&P 500 Index reached a new high) by the close of the fiscal period.

Using most traditional measures, such as price-to-book value and dividend yield, many major market indices remain valued near their historic highs. The primary exception is the price-to-earnings ratio which, at 20 times earnings for the S&P 500 Index, is well above its historical average, but below its 1991 and 1987 highs of 26 and 22, respectively.


(1) The domestic equities market is represented by the S&P 500 Index and the Schwab Small-Cap Index. The Schwab Small-Cap Index is comprised of the common stocks of the second 1,000 largest publicly traded companies ranked by market capitalization, excluding investment companies.

(2) Morningstar, Inc., for the period November 1, 1995 to October 31, 1996.

(3) Morningstar, Inc., for the period November 1, 1976 to October 31, 1996.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED


                               Schwab          Schwab            Lehman MF
                S&P 500       Small Cap     International        General US
                Index(R)      Index(R)        Index(R)           Govt. Index
-------------------------------------------------------------------------------
Oct-95          $1.000          $1.000          $1.000             $1.000
Nov-95          $1.044          $1.017          $1.028             $1.016
Dec-95          $1.064          $1.073          $1.068             $1.030
Jan-96          $1.100          $1.070          $1.071             $1.036
Feb-96          $1.110          $1.113          $1.073             $1.015
Mar-96          $1.121          $1.133          $1.093             $1.007
Apr-96          $1.137          $1.193          $1.119             $1.000
May-96          $1.167          $1.234          $1.106             $0.999
Jun-96          $1.171          $1.194          $1.113             $1.011
Jul-96          $1.119          $1.098          $1.084             $1.014
Aug-96          $1.143          $1.167          $1.094             $1.012
Sep-96          $1.207          $1.210          $1.126             $1.029
Oct-96          $1.241          $1.190          $1.122             $1.051

Schwab Small-Cap Index(R)     18.97%            S&P 500(R) Index  24.06%
Schwab International Index(R) 12.24%            Lehman MF General
                                                US Govt. Index     5.12%

Total return assumes reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The indices are representative returns of specific market sectors from 11/1/95 through 10/31/96 and do not reflect a fund's performance. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

Although there are many contributing factors, most market observers attribute the market's strong performance to three key developments: the second straight year of impressive corporate earnings; a continuation of relatively moderate short- and long-term interest rates; and continued high levels of cash flowing into equity mutual funds.

                    30-YEAR AND 5-YEAR TREASURY BOND YIELDS

                     THIRTY YEAR      FIVE YEAR
                    TREASURY BOND   TREASURY BOND
                        YIELD           YIELD
                    -------------   -------------
        11/3/95         6.28%           5.70%
        11/10/95        6.34%           5.76%
        11/17/95        6.23%           5.65%
        11/24/95        6.25%           5.69%
        12/1/95         6.09%           5.49%
        12/8/95         6.05%           5.55%
        12/15/95        6.10%           5.57%
        12/22/95        6.06%           5.50%
        12/29/95        5.95%           5.38%
        1/5/96          6.05%           5.41%
        1/12/96         6.15%           5.43%
        1/19/96         5.97%           5.27%
        1/26/96         6.05%           5.33%
        2/2/96          6.16%           5.26%
        2/9/96          6.10%           5.23%
        2/16/96         6.24%           5.30%
        2/23/96         6.41%           5.51%
        3/1/96          6.37%           5.58%
        3/8/96          6.71%           6.06%
        3/15/96         6.74%           6.18%
        3/22/96         6.66%           6.06%
        3/29/96         6.67%           6.09%
        4/5/96          6.82%           6.38%
        4/12/96         6.80%           6.29%
        4/19/96         6.79%           6.32%
        4/26/96         6.79%           6.28%
        5/3/96          7.12%           6.60%
        5/10/96         6.93%           6.47%
        5/17/96         6.83%           6.41%
        5/24/96         6.83%           6.41%
        5/31/96         6.99%           6.63%
        6/7/96          7.03%           6.70%
        6/14/96         7.09%           6.70%
        6/21/96         7.10%           6.72%
        6/28/96         6.87%           6.46%
        7/5/96          7.19%           6.82%
        7/12/96         7.03%           6.65%
        7/19/96         6.97%           6.57%
        7/26/96         7.01%           6.63%
        8/2/96          6.74%           6.27%
        8/9/96          6.69%           6.22%
        8/16/96         6.77%           6.30%
        8/23/96         6.96%           6.51%
        8/30/96         7.12%           6.72%
        9/6/96          7.11%           6.70%
        9/13/96         6.95%           6.47%
        9/20/96         7.04%           6.62%
        9/27/96         6.91%           6.44%
        10/4/96         6.74%           6.21%
        10/11/96        6.85%           6.28%
        10/18/96        6.80%           6.25%
        10/25/96        6.82%           6.26%

INTERNATIONAL EQUITY MARKET HIGHLIGHTS

International equity returns were more modest and were heavily influenced by the strengthening dollar. In local currency terms, the total return of the Schwab International Index(R) (4) for the 12 months ended October 31, 1996 was 17.82%. Because the U.S. dollar increased in value against most other currencies, the total return in U.S. dollars was 12.24%.

(4) The Schwab International Index is representative of the international equity market. This Index is comprised of the stocks of the 350 largest non-U.S. companies located in countries with developed securities markets and excludes investment companies.

BOND MARKET HIGHLIGHTS

As shown on the chart at left, during the first three months of the fiscal year, both intermediate and long-term Treasury Bond yields declined, causing a corresponding increase in the value of bonds. This decline in rates was a result of concerns over a potential recession, an anticipated decline in demand for borrowing, and reduced inflationary expectations. The bond market experienced a dramatic reversal in sentiment during February, which marked the beginning of a sharp increase in Treasury Bond yields and a corresponding decrease in the value of bonds. The increase in rates was a result of strong economic data and concerns that the economy could be growing too fast, which could result in higher inflation levels. The last half of the fiscal year was characterized by some degree of volatility and no discernible trend, with trading ranges of 6.7% to 7.2% for the 30-year Treasury Bond and 6.2% to 6.8% for the 5-year Treasury Bond.

QUESTIONS AND ANSWERS

Q. HOW HAS THE SCHWAB S&P 500 FUND PERFORMED SINCE ITS INCEPTION ON MAY 1, 1996?

A. Investor Shares and e.Shares(TM) achieved total returns of 8.80% and 8.90%, respectively, during the six-months ended October 31, 1996. As discussed in the Market Overview section, the domestic large cap equity sector experienced a significant correction in July, but quickly recovered to achieve new highs by the end of the reporting period.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE INDEX?

A. Unlike the Fund, the Index does not incur management and other Fund costs that reduce returns to the shareholders. Conversely, the Fund, unlike the Index, holds a small portion in cash to meet shareholder redemptions and to pay Fund expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Fund can be greater or less than in the Index. Lastly, the Fund, unlike the Index, incurs trading costs when it buys or sells stocks.

Taken together, these factors cause the difference in the returns of the Fund compared to the Index, a difference referred to as the Fund's "tracking error." The tracking error for the Fund since its inception, May 1, 1996, has been 0.26%, or 0.57% on an annualized basis for Investor Shares and 0.16%, or 0.35% on an annualized basis for e.Shares(TM). Given the current operating expense ratio of 0.49% for Investor Shares and 0.28% for e.Shares(TM) (1), and the components of tracking error (as discussed above), we are very pleased with this level of tracking error.

(1) OERs for e.Shares and Investor Shares are guaranteed through at least
    2/28/97.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
                 $10,000 INVESTMENT IN THE S&P 500(R) INDEX AND
                            THE SCHWAB S&P 500 FUND


                                      S&P 500 Fund         S&P 500 Fund
    Date        S&P 500 Index       Investor Shares          e.Shares
    ----        --------------      ---------------        ------------
  4/30/96          $10,000              $10,000               $10,000
  5/31/96          $10,257              $10,250               $10,250
  6/30/96          $10,296              $10,290               $10,290
  7/31/96          $ 9,841              $ 9,840               $ 9,840
  8/31/96          $10,049              $10,040               $10,050
  9/30/96          $10,613              $10,600               $10,600
 10/31/96          $10,906              $10,880               $10,890

Schwab S&P 500 Fund             S&P 500 Index   $10,906
Average Annual Total            Schwab S&P 500 Fund
Returns through                 Investor Shares $10,880
October 31, 1996                Schwab S&P 500 Fund
                                e.Shares(TM)    $10,890
Investor Shares   8.80%
  e.Shares(TM)    8.90%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab S&P 500 Fund, Investor Shares and e.Shares, since inception with a hypothetical investment in the S&P 500(R) Index. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% for Investor Shares and 0.28% for e.Shares(TM), through at least 2/28/97.

Q. WHAT IS INDEX INVESTING AND WHAT MAKES IT AN ATTRACTIVE INVESTMENT STRATEGY?

A. Although index strategies have had broad appeal among institutional investors it is actually a fairly simple concept. Like the S&P 500 Index, all indices represent some predefined group of securities (frequently, but not always, common stocks). There are many different types of stock indices including large company, small company, industry specific, international, regional, and individual country. The objective of an index strategy is to track the performance of an index by investing in substantially all or a representative sample of the securities in the index. An index strategy is frequently referred to as a "passive" strategy. In contrast with "active" strategies, a passive strategy does not attempt to "make bets" by emphasizing particular industry sectors or individual securities that the fund manager believes will outperform the market. It is important to note that investors cannot invest in an index directly.

The primary advantages of investing in an index fund include the opportunity to achieve a particular market return, the ability to purchase a portfolio of securities diversified across a particular market segment, and the potential to reduce costs to shareholders by offering lower management fees and lower total operating expenses. Passively managed funds generally have lower portfolio turnover and transaction costs, and they attempt to remain as fully invested as possible. Over time, these strategies may help to enhance shareholders' after-tax returns.


In contrast, actively managed funds may periodically maintain varying levels of cash positions in an effort to enhance returns by "timing" market movements. For example, as of September 30, 1996, the Investment Company Institute reported that the average cash equivalent position for all growth and income funds was 6.0%. This is significantly greater than the Schwab S&P 500 Fund, which had a cash equivalent position of 1.6% as of September 30, 1996. Over time, being fully invested with a low cash position will generally provide a potential for higher returns.

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Taxes can erode the returns you earn from your mutual fund investment. That's why it's important to understand how fund returns compare after taxes when you're evaluating performance.

The Schwab S&P 500 Fund is managed to help maximize your after-tax returns by minimizing taxable capital gain distributions. Since the Fund does not actively trade stocks, except to realign portfolio holdings with the Index and respond to customer purchases and redemptions, capital gains are minimized. When the Fund's manager does trade, an attempt is made to offset capital gains with capital losses to minimize taxable distributions to shareholders.

This strategy seeks to defer capital gains until you sell your shares. Until such time, any unrealized gains accumulate in the Fund, helping to build the value of your investment.

Q. HOW DOES THE SCHWAB S&P 500 FUND FIT INTO AN ASSET ALLOCATION PLAN?

A. The Schwab S&P 500 Fund can be used to fulfill all or a portion of the large-cap domestic equity component of an asset allocation plan. Since the aggregate value of the stocks comprising the Index represents approximately 70%
(2) of the total market value of the U.S. stock market, the Fund is a broadly diversified representation of domestic large-capitalization equity market performance.

Depending on your time horizon and risk tolerance, you should consider not only large-cap domestic stock mutual funds, but also small-cap and international funds for a well-rounded equity portfolio.

(2) Source.  Wilshire 5000 Index.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
COMMON STOCK--98.9%
AEROSPACE/DEFENSE--2.3%
B.F. Goodrich Co.                                            3,100          $ 131
Boeing Co.                                                  17,900          1,707
General Dynamics Corp.                                       3,700            254
Lockheed Martin Corp.                                       11,000            986
McDonnell Douglas Corp.                                     11,100            605
Northrop Grumman Corp.                                       3,400            275
Raytheon Co.                                                11,700            576
Rockwell International Corp.                                11,100            611
Textron Inc.                                                 4,500            399
United Technologies Corp.                                    6,100            785
                                                                            -----
                                                                            6,329
                                                                            -----
AIR TRANSPORTATION--0.3%
AMR Corp.*                                                   4,300            361
Delta Airlines Inc.                                          4,800            340
Southwest Airlines Co.                                       7,700            173
USAir Group, Inc.*                                           3,400             59
                                                                            -----
                                                                              933
                                                                            -----
ALCOHOLIC BEVERAGES--0.7%
Adolph Coors Co. Class B                                     2,800             54
Anheuser-Busch Companies, Inc.                              24,500            943
Brown Forman Corp. Class B                                   3,300            143
Seagram Company Ltd.                                        18,600            704
                                                                            -----
                                                                            1,844
                                                                            -----
APPAREL--0.5%
Liz Claiborne Inc.                                           3,600            152
NIKE, Inc. Class B                                          15,000            883
Reebok International Ltd.                                    3,600            129
Russell Corp.                                                2,000             57
Springs Industries Inc.                                      1,900             86
Stride Rite Corp.                                            4,100             34
V.F. Corp.                                                   2,800            183
                                                                            -----
                                                                            1,524
                                                                            -----
AUTOMOTIVE PRODUCTS--0.2%
Cooper Tire & Rubber                                         5,200            102
Goodyear Tire & Rubber                                       7,700            353
                                                                            -----
                                                                              455
                                                                            -----
BANKS--8.0%
Banc One Corp.                                              22,400            949
Bank of Boston Corp.                                         7,500            480
Bank of New York Co., Inc.                                  19,400            643
BankAmerica Corp.                                           18,900          1,729

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Bankers Trust New York Corp.                                 4,300         $  363
Barnett Banks, Inc.                                         10,500            400
Boatmens Bancshares Inc.                                     7,800            474
Chase Manhattan Corp. (New)                                 22,700          1,947
Citicorp                                                    25,600          2,534
Comerica Inc.                                                6,100            324
Corestates Financial Corp.                                  11,400            554
Fifth Third Bancorp                                          6,500            408
First Bank System Inc.                                       6,600            436
First Chicago NBD Corp.                                     15,800            806
First Union Corp.                                           13,800          1,004
Fleet Financial Group Inc. (New)                            14,900            743
J.P. Morgan & Co. Inc.                                       9,200            795
Keycorp (New)                                               11,400            532
MBNA Corp.                                                  11,600            438
Mellon Bank Corp.                                            6,100            397
National City Corp.                                         12,600            547
NationsBank Corp.                                           14,800          1,395
Norwest Corp.                                               19,100            838
PNC Bank Corp.                                              18,700            678
Republic New York Corp.                                      2,700            206
Suntrust Banks, Inc.                                        11,100            518
U.S. Bancorp                                                 7,400            296
Wachovia Corp. (New)                                         8,800            473
Wells Fargo & Co.                                            5,300          1,416
                                                                           ------
                                                                           22,323
                                                                           ------
BUSINESS MACHINES & SOFTWARE--7.6%
3COM Corp.*                                                  8,600            582
Amdahl Corporation*                                          5,700             58
Apple Computer, Inc.*                                        6,300            146
Autodesk, Inc.                                               2,700             62
Bay Networks, Inc.*                                          9,000            182
Cabletron Systems Inc.*                                      3,900            243
Ceridian Corp.*                                              3,700            184
Cisco Systems Inc.*                                         33,500          2,071
Compaq Computer Corp.*                                      13,200            919
Computer Assoc. International Inc.                          17,900          1,058
Computer Sciences Corp.*                                     3,600            267
Data General Corp.*                                          3,300             49
Dell Computer Corp.*                                         4,400            359
Digital Equipment Corp.*                                     7,700            227
EMC Corp.*                                                  11,400            299
Hewlett Packard Co.                                         52,600          2,321
Honeywell Inc.                                               6,200            385
Intergraph Corp.*                                            3,700             35
International Business Machines                             27,500          3,548
Microsoft Corp.*                                            31,100          4,270

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Novell Inc.*                                                17,800         $  166
Oracle Systems Corp.*                                       32,800          1,388
Pitney Bowes Inc.                                            7,900            441
Seagate Technology, Inc.*                                    5,300            354
Silicon Graphics Inc.*                                       9,400            174
Sun Microsystems Inc.*                                       9,200            561
Tandem Computers Inc.*                                       5,600             71
Unisys Corp.*                                                8,800             55
Xerox Corp.                                                 16,300            756
                                                                           ------
                                                                           21,231
                                                                           ------
BUSINESS SERVICES--1.8%
Allegiance Corp.*                                            2,600             49
Automatic Data Processing, Inc.                             14,600            608
Bowne & Co. Inc.                                             1,000             23
Browning Ferris Industries Inc.                             10,400            273
Deluxe Corp.                                                 4,000            131
Dun & Bradstreet Corp.                                       8,900            515
Ecolab Inc.                                                  3,800            139
First Data Corp.                                            11,100            885
H & R Block Inc.                                             5,100            126
Interpublic Group of Companies, Inc.                         3,700            179
John H. Harland Co.                                          2,400             75
Laidlaw Inc. Class B (Non Voting)                           14,900            175
Moore Corp. Ltd.                                             5,200            105
National Service Industries, Inc.                            2,000             69
R.R. Donnelley & Sons Co.                                    7,800            237
SUPERVALU Inc.                                               3,000             89
Safety-Kleen Corp.                                           3,300             52
Service Corp. International                                 12,000            342
Shared Medical Systems Corp.                                 1,700             82
Viad Corp.                                                   3,000             44
WMX Technologies Inc.                                       24,600            846
                                                                           ------
                                                                            5,044
                                                                           ------
CHEMICAL--3.5%
Air Products & Chemicals Inc.                                5,300            318
Dow Chemical Co.                                            13,400          1,042
E.I. Du Pont de Nemours & Co.                               29,500          2,736
Eastman Chemical Co.                                         4,600            243
Great Lakes Chemical Corp.                                   3,300            172
Hercules Inc.                                                5,300            252
Minnesota Mining & Manufacturing Co.                        22,300          1,709
Monsanto Co.                                                30,500          1,209
Morton International Inc.                                    7,100            280
Nalco Chemical Co.                                           3,200            116
PPG Industries Inc.                                          9,600            547
Praxair Inc.                                                 7,800            345

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Rohm & Haas Co.                                              3,200          $ 228
Sigma-Aldrich Corp.                                          3,000            176
Union Carbide Corp.                                          6,700            286
W R Grace & Co. (Delaware)*                                  4,600            244
                                                                            -----
                                                                            9,903
                                                                            -----
CONSTRUCTION--0.3%
Armstrong World Industries, Inc.                             1,700            113
Centex Corp.                                                 2,300             69
Crane Co.                                                    1,000             47
Fluor Corp.                                                  4,700            308
Kaufman & Broad Home Corp.                                   3,200             38
Owens Corning                                                2,100             81
Pulte Corp.                                                    600             16
Sherwin Williams Co.                                         5,000            251
Stanley Works                                                3,800            107
                                                                            -----
                                                                            1,030
                                                                            -----
CONSUMER-DURABLE--0.3%
Black & Decker Corp.                                         4,600            172
Masco Corp.                                                  7,600            238
Maytag Corp.                                                 5,600            111
Newell Co.                                                   7,700            218
Snap-on Tools Corp.                                          2,850             92
Whirlpool Corp.                                              4,300            203
                                                                            -----
                                                                            1,034
                                                                            -----
CONSUMER-NONDURABLE--1.1%
American Greetings Corp. Class A                             4,600            135
Corning Inc.                                                10,700            415
Darden Restaurants Inc.                                      7,500             63
Hasbro Inc.                                                  4,400            171
Jostens, Inc.                                                2,800             60
Luby's Cafeterias, Inc.                                        500             11
Mattel Inc.                                                 12,700            367
McDonald's Corp.                                            36,100          1,602
Premark International, Inc.                                  2,100             44
Rubbermaid Inc.                                              6,600            153
Ryan's Family Steak Houses Inc.*                             4,200             30
Shoney's Inc.*                                               3,900             29
Wendy's International, Inc.                                  6,600            136
                                                                            -----
                                                                            3,216
                                                                            -----
CONTAINERS--0.2%
Ball Corp.                                                     600             14
Bemis Co., Inc.                                              2,900            102

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Crown Cork & Seal Inc.                                       7,000         $  336
Stone Container Corp.                                        4,600             70
                                                                           ------
                                                                              522
                                                                           ------
ELECTRONICS--3.7%
AMP Inc.                                                    12,500            423
Advanced Micro Devices Inc.*                                 6,400            114
Applied Materials, Inc.*                                     8,200            217
EG&G, Inc.                                                   3,000             53
General Instrument Corp.*                                    7,500            151
General Signal Corp.                                         2,500            102
Harris Corp.                                                 2,300            144
Intel Corp.                                                 42,800          4,700
LSI Logic Corp.*                                             6,600            175
Lucent Technologies, Inc.                                   32,319          1,519
Micron Technology Inc.                                      10,700            272
Motorola Inc.                                               31,500          1,449
National Semiconductor Corp.*                                8,700            167
Perkin-Elmer Corp.                                           2,500            134
Scientific-Atlanta, Inc.                                     3,700             54
Tektronix, Inc.                                              1,600             63
Texas Instruments Inc.                                       9,500            457
Thomas & Betts Corp.                                         2,900            123
                                                                           ------
                                                                           10,317
                                                                           ------
ENERGY-DEVELOPMENT--1.3%
Baker Hughes Inc.                                            7,500            267
Burlington Resources Inc.                                    6,500            327
Dresser Industries Inc.                                      9,200            302
Halliburton Co.                                              5,800            328
Helmerich & Payne Inc.                                       1,600             87
Louisiana Land & Exploration Co.                             1,600             91
McDermott International Inc.                                 2,800             50
Occidental Petroleum Corp.                                  16,200            397
Rowan Cos. Inc.*                                             4,400             98
Schlumberger Ltd.                                           12,200          1,209
Union Pacific Resources Group*                              12,832            353
                                                                           ------
                                                                            3,509
                                                                           ------
FOOD-AGRICULTURE--6.3%
Archer-Daniels-Midland Co.                                  27,535            599
CPC International Inc.                                       7,600            599
Campbell Soup Co.                                           12,000            960
Coca-Cola Co.                                              128,100          6,469
ConAgra, Inc.                                               11,900            594
Fleming Companies, Inc.                                      3,300             57
General Mills Inc.                                           7,800            446
H.J. Heinz Co.                                              19,100            678

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Hershey Foods Corp.                                          7,600         $  368
Kellogg Co.                                                 11,000            699
Pepsico Inc.                                                80,000          2,370
Pioneer Hi-Bred International Inc.                           4,300            289
Quaker Oats Co.                                              7,500            266
Ralston Purina Co.                                           5,200            344
Sara Lee Corp.                                              23,800            845
Sysco Corp.                                                  8,700            296
Unilever                                                     8,000          1,223
Whitman Corp.                                                5,300            129
Wm Wrigley Junior Co.                                        5,600            337
                                                                           ------
                                                                           17,568
                                                                           ------
GOLD--0.4%
Barrick Gold Corp.                                          17,600            460
Battle Mountain Gold Co.                                    12,000             92
Homestake Mining Co.                                         7,800            111
Newmont Mining Corp.                                         4,800            222
Placer Dome, Inc.                                           12,000            288
Santa Fe Pacific Gold Corp.                                  7,400             88
                                                                           ------
                                                                            1,261
                                                                           ------
HEALTHCARE--10.3%
ALZA Corp.*                                                  4,000            104
Abbott Laboratories                                         41,200          2,086
Allergan Inc.                                                3,800            116
American Home Products Corp.                                32,700          2,003
Amgen Inc.*                                                 13,500            828
Bausch & Lomb Inc.                                           3,400            115
Baxter International Inc.                                   13,000            541
Becton Dickinson & Co.                                       6,300            274
Beverly Enterprises, Inc.*                                   5,200             64
Biomet Inc.*                                                 5,300             85
Boston Scientific Corp.*                                     8,700            473
Bristol Myers Squibb Co.                                    25,700          2,718
C.R. Bard Inc.                                               2,200             62
Columbia/HCA Healthcare Corp.                               32,850          1,174
Eli Lilly & Co.                                             28,900          2,037
Fresenius Medical Care AG (Sponsored
  American Depository Receipts)*                             4,825            144
Humana Inc.*                                                 8,200            150
Johnson & Johnson                                           70,000          3,448
Mallinckrodt Inc.                                            3,700            161
Manor Care, Inc.                                             3,600            141
Medtronic Inc.                                              11,900            766
Merck & Co. Inc.                                            62,200          4,611
Pfizer Inc.                                                 33,400          2,764
Pharmacia & Upjohn Inc.                                     27,300            983

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Schering Plough Corp.                                       20,100        $ 1,286
St. Jude Medical, Inc.*                                      4,200            166
Tenet Healthcare Corp.*                                     10,500            219
United Healthcare Corp.*                                     9,700            367
United States Surgical Corp.                                 3,900            163
Warner Lambert Co.                                          13,400            853
                                                                           ------
                                                                           28,902
                                                                           ------
HOUSEHOLD PRODUCTS--2.6%
Alberto Culver Co. Class B                                   1,800             82
Avon Products, Inc.                                          6,400            347
Clorox Co.                                                   2,900            316
Colgate-Palmolive Co.                                        7,100            653
Dial Corp. (New)                                             3,000             41
Gillette Co.                                                23,600          1,764
International Flavors & Fragrances Inc.                      6,100            252
Procter & Gamble Co.                                        35,800          3,544
Tupperware Corp.                                             3,300            170
                                                                           ------
                                                                            7,169
                                                                           ------
IMAGING & PHOTO--0.5%
Eastman Kodak Co.                                           16,900          1,348
Polaroid Corp.                                               2,800            114
                                                                           ------
                                                                            1,462
                                                                           ------
INSURANCE--3.5%
Aetna Inc.                                                   7,745            518
Alexander & Alexander Services                               3,500             53
Allstate Corp.                                              22,300          1,252
American General Corp.                                       9,700            361
American International Group, Inc.                          24,600          2,672
Aon Corp.                                                    5,600            323
Chubb Corp.                                                  8,700            435
Cigna Corp.                                                  3,600            470
General Re Corp.                                             4,400            648
ITT Hartford Group Inc.                                      5,700            359
Jefferson-Pilot Corp.                                        3,200            182
Lincoln National Corp. Inc.                                  5,600            272
MGIC Investment Corp.                                        3,000            206
Marsh & McLennan Companies                                   3,600            375
Providian Corp.                                              4,400            207
Safeco Corp.                                                 5,800            220
St. Paul Companies, Inc.                                     4,600            250
Torchmark Corp.                                              3,900            189
Transamerica Corp.                                           3,700            281
UNUM Corp.                                                   4,000            252

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
USF&G Corp.                                                  6,000         $  114
USLIFE Corp.                                                 1,900             59
                                                                            -----
                                                                            9,698
                                                                            -----
MEDIA--2.1%
Comcast Corp. Class A                                       12,700            187
Dow Jones & Co. Inc.                                         4,700            155
Gannett Inc.                                                 7,600            577
King World Productions, Inc.*                                1,900             68
Knight-Ridder, Inc.                                          5,000            187
McGraw-Hill, Inc.                                            5,300            248
Meredith Corp.                                               1,600             80
New York Times Co. Class A                                   5,100            184
SBC Communications Inc.                                     31,300          1,522
Tele Communications Inc. (New)--TCI Group Series A*         32,900            409
Time Warner Inc.                                            30,300          1,129
Times Mirror Co. (New) Series A                              5,700            264
Tribune Co. (New)                                            3,200            262
Viacom Inc. Class B*                                        18,300            597
                                                                            -----
                                                                            5,869
                                                                            -----
MISCELLANEOUS FINANCE--3.2%
American Express Co.                                        23,600          1,109
Beneficial Corp.                                             3,200            187
Dean Witter Discover & Co.                                   8,600            506
Federal Home Loan Mortgage Corp.                             9,200            929
Federal National Mortgage Assoc.                            59,400          2,324
Golden West Financial Corp.                                  2,900            188
Great Western Financial Corp.                                6,600            185
Green Tree Financial Corp.                                   7,400            293
H.F. Ahmanson & Co.                                          5,900            185
Household International Inc.                                 4,600            407
Merrill Lynch & Co. Inc.                                     9,500            667
Morgan Stanley Group Inc.                                    7,900            397
Salomon Inc.                                                 5,600            253
Travelers Inc.                                              24,950          1,354
                                                                            -----
                                                                            8,984
                                                                            -----
MOTOR VEHICLE--2.4%
Chrysler Corp.                                              38,800          1,305
Cummins Engine Inc.                                          2,400            100
Dana Corp.                                                   5,500            163
Eaton Corp.                                                  4,300            257
Echlin Inc.                                                  3,700            121
Fleetwood Enterprises, Inc.                                  1,100             37
Ford Motor Co.                                              59,300          1,853
General Motors Corp.                                        40,000          2,155
Genuine Parts Co.                                            5,600            245

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Lucasvarity PLC (Sponsored American
  Depository Receipts)*                                      3,174         $  128
Navistar International Corp.*                                4,600             43
PACCAR Inc.                                                  1,800            100
TRW Inc.                                                     3,300            299
                                                                           ------
                                                                            6,806
                                                                           ------
NON-FERROUS--0.8%
Alcan Aluminum Ltd.                                         10,500            345
Aluminum Company of America                                  9,000            528
Asarco Inc.                                                  2,900             76
Cyprus Amax Minerals Co.                                     5,100            115
Echo Bay Mines Ltd                                           6,400             50
Engelhard Corp.                                              7,200            131
Freeport-McMoRan Copper & Gold Inc. Class B                  9,800            298
Inco Ltd.                                                    8,500            270
Phelps Dodge Corp.                                           3,800            239
Reynolds Metals Co.                                          2,700            152
                                                                           ------
                                                                            2,204
                                                                           ------
OIL-DOMESTIC--1.2%
Amerada Hess Corp.                                           4,900            271
Ashland Inc.                                                 3,800            162
Atlantic Richfield Co.                                       8,200          1,087
Kerr-McGee Corp.                                             3,000            188
Oryx Energy Co.*                                             5,500            106
Pennzoil Co.                                                 2,000            102
Phillips Petroleum Co.                                      13,700            562
Santa Fe Energy Resources, Inc.*                             4,500             64
Sun Inc.                                                     3,600             81
USX Corp. (Marathon Group) (New)                            15,200            333
Unocal Corp.                                                12,900            472
                                                                           ------
                                                                            3,428
                                                                           ------
OIL-INTERNATIONAL--6.6%
Amoco Corp.                                                 25,500          1,932
Chevron Corp.                                               34,200          2,249
Exxon Corp.                                                 64,700          5,734
Mobil Corp.                                                 20,700          2,417
Royal Dutch Petroleum Co.                                   27,300          4,515
Texaco, Inc.                                                13,300          1,352
Western Atlas, Inc.*                                         3,000            208
                                                                           ------
                                                                           18,407
                                                                           ------
PAPER--1.6%
Alco Standard Corp.                                          6,000            278
Boise Cascade Corp.                                          1,900             59
Champion International Corp.                                 5,300            231
Georgia Pacific Corp.                                        4,500            338

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
International Paper Co.                                     15,500         $  663
James River Corp.                                            3,900            123
Kimberly Clark Corp.                                        14,100          1,315
Louisiana Pacific Corp.                                      5,600            117
Mead Corp.                                                   3,000            170
Potlatch Corp.                                               2,200             94
Temple-Inland Inc.                                           2,900            149
Union Camp Corp.                                             3,000            146
Westvaco Corp.                                               5,900            168
Weyerhaeuser Co.                                             9,900            454
Willamette Industries, Inc.                                  3,500            235
                                                                           ------
                                                                            4,540
                                                                           ------
PRODUCER GOODS-MANUFACTURING--5.7%
Allied Signal Inc.                                          15,100            989
Avery Dennison Corp.                                         2,900            191
Briggs & Stratton Corp.                                      2,000             80
Case Corp.                                                   3,600            167
Caterpillar Inc.                                             9,300            638
Cincinnati Milacron Inc.                                     2,900             55
Cooper Industries Inc.                                       5,800            233
Deere & Co.                                                 12,500            522
Dover Corp.                                                  5,800            298
Emerson Electric Co.                                        12,500          1,113
FMC Corp. (New)*                                             2,300            169
Foster Wheeler Corp.                                         2,200             90
General Electric Co.                                        85,400          8,262
Giddings & Lewis Inc.                                        3,200             37
Harnischfeger Industries Corp.                               2,500            100
ITT Industries Inc.                                          7,200            167
Illinois Tool Works Inc.                                     7,000            492
Ingersoll Rand Co.                                           4,900            204
Johnson Controls, Inc.                                       2,800            204
Millipore Corp.                                              2,700             95
Pall Corp.                                                   6,100            156
Parker Hannifin Corp.                                        4,000            152
Raychem Corp.                                                2,400            188
TRINOVA Corp.                                                2,300             76
Tenneco, Inc.                                                9,000            446
Timken Co.                                                   1,800             80
Tyco Labs Inc.                                               7,000            347
W.W. Grainger, Inc.                                          2,900            215
Westinghouse Electric Corp.                                 20,100            344
                                                                           ------
                                                                           16,110
                                                                           ------
RAILROAD--1.0%
Burlington Northern Santa Fe                                 8,700            717
CSX Corp.                                                    9,900            427

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Conrail Inc.                                                 4,200         $  400
Norfolk Southern Corp.                                       6,600            588
Union Pacific Corp.                                         12,200            685
                                                                           ------
                                                                            2,817
                                                                           ------
REAL PROPERTY--0.2%
HFS, Inc.*                                                   6,600            483
                                                                           ------
RETAIL--4.9%
Albertson's, Inc.                                           12,600            433
American Stores Co. (New)                                    6,500            269
CUC International Inc.*                                     18,600            456
Charming Shoppes Inc.*                                       5,800             27
Circuit City Stores Inc.                                     5,200            170
Dayton Hudson Corp.                                          9,900            343
Dillard Department Stores Inc. Class A                       5,100            162
Federated Department Stores Inc.*                           10,200            337
Footstar Inc.*                                               1,698             37
Fruit of the Loom Inc. Class A*                              4,200            153
Gap Inc.                                                    14,700            426
Giant Food Inc. Class A                                      3,200            108
Great Atlantic & Pacific Tea Co., Inc.                       2,800             84
Harcourt General Inc.                                        3,700            184
Home Depot Inc.                                             25,600          1,402
J.C. Penney Inc.                                            11,600            609
K Mart Corp.*                                               24,600            240
Kroger Co.*                                                  6,100            272
Limited Inc.                                                14,300            263
Longs Drug Stores Corp.                                      1,700             76
Lowes Cos Inc.                                               9,000            363
May Department Stores Co.                                   12,800            606
Melville Corp.                                               5,900            220
Mercantile Stores Co., Inc.                                  1,700             84
Nordstrom Inc.                                               4,000            144
Payless Shoesource Inc.*                                     1,040             35
Pep Boys--Manny, Moe & Jack                                  3,800            133
Price Costco Inc.*                                          11,100            220
Rite Aid Corp.                                               4,100            139
Sears Roebuck & Co.                                         21,100          1,021
TJX Companies, Inc.                                          3,600            144
Tandy Corp.                                                  3,400            128
Toys 'R' Us, Inc.*                                          13,700            464
Wal-Mart Stores, Inc.                                      118,500          3,155
Walgreen Co.                                                12,200            461
Winn Dixie Stores Inc.                                       8,100            270
Woolworth Corp.*                                             6,800            143
                                                                           ------
                                                                           13,781
                                                                           ------

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
STEEL--0.3%
Allegheny Teldyne Inc.                                       9,235         $  197
Armco Inc.*                                                  6,400             24
Bethlehem Steel Corp.*                                       5,500             45
Inland Steel Industries, Inc.                                1,100             18
Nucor Corp.                                                  4,500            213
USX Corp. (U.S. Steel Group)                                 4,200            114
Worthington Industries Inc.                                  5,300            110
                                                                           ------
                                                                              721
                                                                           ------
TELEPHONE--6.3%
AT&T Corp.                                                  83,200          2,902
Airtouch Communications Inc.*                               25,000            653
Alltel Corp.                                                10,200            311
Ameritech Corp. (New)                                       28,000          1,533
Andrew Corp.*                                                3,200            156
Bell Atlantic Corp.                                         23,400          1,410
BellSouth Corp.                                             52,300          2,131
DSC Communications Corp.*                                    5,400             75
GTE Corp.                                                   50,600          2,132
MCI Communications Corp.                                    35,400            887
Northern Telecom Ltd                                        12,800            834
Nynex Corp.                                                 21,800            970
Pacific Telesis Group                                       21,300            724
Sprint Corp.                                                21,300            836
Tellabs Inc.*                                                4,900            417
U S WEST, Inc. (Communications Group)                       23,600            717
U S WEST, Inc. (Media Group)*                               25,700            402
Worldcom, Inc.*                                             19,200            469
                                                                           ------
                                                                           17,559
                                                                           ------
TOBACCO--1.8%
American Brands, Inc.                                        8,900            425
Loew's Corp.                                                 5,500            454
Philip Morris Companies, Inc.                               41,800          3,872
UST Inc.                                                     8,700            251
                                                                           ------
                                                                            5,002
                                                                           ------
TRANSPORTATION-MISCELLANEOUS--0.2%
Caliber Systems Inc.                                         5,300             89
Consolidated Freightways Inc.                                4,700            113
Federal Express Corp.*                                       3,200            258
NACCO Industries, Inc. Class A                                 200              9
Ryder System, Inc.                                           4,500            134
Yellow Corp.*                                                  600              8
                                                                           ------
                                                                              611
                                                                           ------

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
TRAVEL & RECREATION--1.3%
Bally Entertainment Corp.*                                   3,200          $  96
Brunswick Corp.                                              4,700            110
Harrah's Entertainment Inc.*                                 5,300             89
Hilton Hotels Corp.                                          9,600            292
ITT Corp. (New)*                                             5,800            244
Marriot International Inc.                                   6,100            347
Walt Disney Co.                                             35,700          2,352
                                                                            -----
                                                                            3,530
                                                                            -----
UTILITIES--3.9%
American Electric Power Co., Inc.                            8,700            361
Baltimore Gas & Electric Co.                                 8,100            221
Carolina Power & Light Co.                                   7,000            253
Central & South West Corp.                                  10,700            284
Cinergy Corp.                                                8,000            265
Coastal Corp.                                                5,900            254
Columbia Gas System, Inc.                                    2,600            158
Consolidated Edison Co.                                     11,400            333
Consolidated Natural Gas Co.                                 4,600            244
DTE Energy Co.                                               7,700            232
Dominion Resources Inc.                                     10,100            381
Duke Power Co.                                              10,900            533
ENSERCH Corp.                                                4,500             97
Eastern Enterprises                                          1,700             65
Edison International                                        21,400            423
Enron Corp.                                                 12,100            563
Entergy Corp.                                               11,900            333
FPL Group, Inc.                                              9,700            446
GPU Inc.                                                     6,000            197
Houston Industries Inc.                                     14,400            329
NICOR Inc.                                                   2,900            101
Niagara Mohawk Power Corp.*                                  7,200             61
NorAm Energy Co.                                             8,400            129
Northern States Power Co.                                    3,000            141
Ohio Edison Co.                                              7,000            146
Oneok Inc.                                                   2,100             56
P P & L Resources Inc.                                       7,000            164
Pacific Enterprises                                          3,900            120
Pacific Gas & Electric Co.                                  20,500            482
Pacificorp                                                  14,000            296
Panhandle Eastern Corp.                                      8,200            316
Peco Energy Co.                                             11,200            283
Peoples Energy Corp.                                         1,900             67
Public Service Enterprise Group                             11,900            320
Sonat Inc.                                                   4,700            231
Southern Co.                                                33,800            748
Texas Utilities Co.                                         11,000            446

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Unicom Corp.                                                 9,800        $   255
Union Electric Co.                                           5,100            197
Williams Cos. Inc.                                           5,600            283
                                                                          -------
                                                                           10,814
                                                                          -------
TOTAL COMMON STOCK
  (Cost $259,927)                                                         276,940
                                                                          -------
PREFERRED STOCK--0.0%
HEALTHCARE--0.0%
Fresenius National Medical Care Inc. Class D
  (Special Dividend)*                                        4,600              1
                                                                          -------
INSURANCE--0.0%
Aetna Inc. 6.25% Class C (Voting)                              381             27
                                                                          -------
TOTAL PREFERRED STOCK
  (Cost $25)                                                                   28
                                                                          -------
CASH EQUIVALENTS--1.4%
Temporary Investment Fund, Inc.
  TempCash Portfolio+
  4.82%, 11/07/96                                        3,834,631          3,835
                                                                          -------
TOTAL CASH EQUIVALENTS
  (Cost $3,835)                                                             3,835
                                                                          -------
TOTAL INVESTMENTS--100.3%
  (Cost $263,787)                                                         280,803
                                                                          -------
                                                                          -------
OTHER ASSETS AND LIABILITIES--(0.3%)
  Other Assets                                                              1,790
  Liabilities                                                              (2,490)
                                                                          -------
                                                                             (700)
                                                                          -------
NET ASSETS--100.0% (Note 7)
Applicable to 22,404,150 outstanding Investor shares
  and 3,335,720 outstanding e.Shares, $0.00001 par
  value (unlimited shares authorized)                                    $280,103
                                                                          -------
                                                                          -------
NET ASSET VALUE PER INVESTOR SHARE                                         $10.88
                                                                            -----
                                                                            -----
NET ASSET VALUE PER e.SHARE                                                $10.89
                                                                            -----
                                                                            -----

---------------
* Non-Income Producing Security
+ Interest rate represents the yield on October 31, 1996.

See accompanying Notes to Financial Statements.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Period from May 1, 1996 (commencement of operations) to
October 31, 1996

Investment income:
  Dividends                                                  $ 2,269
  Interest                                                        59
                                                             -------
    Total investment income                                    2,328
                                                             -------
Expenses:
  Investment advisory and administration fee                     351
  Transfer agency and shareholder service fees:
    Investor shares                                              229
    e.Shares                                                       7
  Custodian fees                                                  57
  Registration fees                                              161
  Professional fees                                               24
  Shareholder reports                                             40
  Trustees' fees                                                   7
  Amortization of deferred organization costs                      3
  Insurance and other expenses                                    18
                                                             -------
                                                                 897
Less expenses reduced and absorbed (Note 5)                     (429)
                                                             -------
    Total expenses incurred by Fund                              468
                                                             -------
Net investment income                                          1,860
                                                             -------
Net realized loss on investments sold                            (54)
Net unrealized gain on investments                            17,016
                                                             -------
Net gain on investments                                       16,962
                                                             -------
Increase in net assets resulting from operations             $18,822
                                                             =======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
Period from May 1, 1996 (commencement of operations) to
October 31, 1996

Operations:
  Net investment income                                     $  1,860
  Net realized loss on investments sold                          (54)
  Net unrealized gain on investments                          17,016
                                                            --------
  Increase in net assets resulting from operations            18,822
                                                            --------
Dividends to shareholders from net investment income:
  Investor shares                                                 --
  e.Shares                                                        --
                                                            --------
    Total dividends to shareholders                               --
                                                            --------
Capital share transactions:
  Proceeds from shares sold                                  304,596
  Net asset value of shares issued in
    reinvestment of dividends                                     --
  Less payments for shares redeemed                          (43,315)
                                                            --------
  Increase in net assets from capital share transactions     261,281
                                                            --------
Total increase in net assets                                 280,103
Net assets:
  Beginning of period                                             --
                                                            --------
  End of period (including undistributed
    net investment income of $1,860)                        $280,103
                                                            ========
Number of Fund shares:
  Sold                                                        29,931
  Reinvested                                                      --
  Redeemed                                                    (4,191)
                                                            --------
  Net increase in shares outstanding                          25,740
Shares Outstanding:
  Beginning of period                                             --
                                                            --------
  End of period                                               25,740
                                                            ========

See accompanying Notes to Financial Statements.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from May 1, 1996 (commencement of operations) to
October 31, 1996
1. DESCRIPTION OF THE FUND

The S&P 500 Fund (the "Fund"), is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

The Fund offers two classes of shares -- Investor Shares and e.Shares(TM). The Investor Shares are available to all investors. The e.Shares are available only to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans who can execute their trading and information requests through SchwabLink(TM). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers the International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) - High Growth Fund, Schwab Asset Director - Balanced Growth Fund, Schwab Asset
Director - Conservative Growth Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which

------------------------------------------------------------------------------

market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's Investment Manager pursuant to guidelines adopted by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of the Fund are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses that are class specific are calculated daily at the class level.

Investment income and realized gains (losses) -- Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1996 (for financial reporting and federal income tax purposes), net unrealized gain for the Fund aggregated $17,016,000 of

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from May 1, 1996 (commencement of operations) to
October 31, 1996

which $23,841,000 related to appreciated securities and $6,825,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of the next $1 billion and 0.31% of such assets over $2 billion. Under this agreement, the Fund incurred investment advisory and administration fees of $351,000, for the period ended October 31, 1996, before the Investment Manager reduced its fee (see Note 5).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For transfer agency services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of its average daily net assets for each class of shares. For shareholder services provided, Schwab receives from the Investor Shares and e.Shares(TM) an annual fee of 0.20% and 0.05%, respectively, of average daily net assets. For the period ended October 31, 1996, the Fund incurred transfer agency and shareholder service fees of $229,000 and $7,000 for the Investor Shares and e.Shares(TM), respectively, before Schwab reduced its fees (see Note 5).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the period ended October 31, 1996, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $7,000 related to the Trust's unaffiliated trustees.

4. BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a

------------------------------------------------------------------------------

temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period ended October 31, 1996, no borrowings were made under this arrangement.

5. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER
   AND SCHWAB

During the period ended October 31, 1996, the Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. The total of such fees and expenses reduced and absorbed by the Investment Manager were $265,000 and the total of such fees reduced by Schwab were $157,000 and $7,000, for Investor shares and e.Shares, respectively (see Note 9).

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $262,087 and $1,907, respectively, for the period ended October 31, 1996.

7. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets consisted of (in thousands):

Paid in capital                                        $261,281
Accumulated undistributed net investment income           1,860
Accumulated net realized loss on investments sold           (54)
Net unrealized gain on investments                       17,016
                                                       --------
  Total                                                $280,103
                                                       ========

At October 31, 1996, the Fund's Statement of Net Assets included: $12,000 payable for investment advisory and administration fee, $5,000 payable for transfer agency and shareholder service fees, $574,000 payable for Fund shares redeemed, $1,737,000 payable for securities purchased, $1,303,000 receivable for fund shares sold and $14,000 receivable from advisor.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from May 1, 1996 (commencement of operations) to
October 31, 1996

8. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Investor Shares and e.Shares(TM). Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares for the period ended October 31, 1996 were as follows (in thousands):

                                    INVESTOR
                                     SHARES     E.SHARES     TOTAL
                                    --------    --------    --------
Capital share transactions:
  Proceeds from shares sold         $255,898    $ 48,698    $304,596
  Net asset value of shares
     issued in reinvestment of
     dividends                            --          --          --
  Less payments for shares
     redeemed                        (29,107)    (14,208)    (43,315)
                                    --------    --------    --------
     Increase in net assets from
       capital share transactions   $226,791    $ 34,490    $261,281
                                    ========    ========    ========
Number of Fund shares:
  Sold                                25,237       4,694      29,931
  Reinvested                              --          --          --
  Redeemed                            (2,833)     (1,358)     (4,191)
                                    --------    --------    --------
     Net increase in shares
       outstanding                    22,404       3,336      25,740
                                    ========    ========    ========

------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period from May 1, 1996 (commencement of operations) to October 31, 1996:

                                             INVESTOR
                                              SHARES      E.SHARES(TM)
                                             --------     ----------
Net asset value at beginning of period       $  10.00      $  10.00
Income from investment operations
  Net investment income                          0.08          0.04
  Net realized and unrealized gain
     on investments                              0.80          0.85
                                             --------      --------
  Total from investment operations               0.88          0.89
Less distributions
  Dividends from net investment income             --            --
  Distributions from realized gain
     on investments                                --            --
                                             --------      --------
  Total distributions                              --            --
                                             --------      --------
Net asset value at end of period             $  10.88      $  10.89
                                             ========      ========
Total return (not annualized)                    8.80%         8.90%
Ratios/Supplemental data
  Net assets, end of period (000s)           $243,772      $ 36,331
  Ratio of expenses to average net assets+       0.49%*        0.28%*
  Ratio of net investment income to
     average net assets+                         1.89%*        1.82%*
  Portfolio turnover rate                           1%            1%
  Average commission rate                       $0.02         $0.02

---------------
+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets        0.89%*        1.19%*
  Ratio of net investment income to
     average net assets                          1.49%*        0.91%*

* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders of
the Schwab S&P 500 Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab S&P 500 Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period May 1, 1996 (commencement of operations) through October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                   Schwab Asset Director(R)--High Growth Fund
                   Schwab Asset Director--Balanced Growth Fund
                 Schwab Asset Director--Conservative Growth Fund Schwab OneSource Portfolios--Growth Allocation
                Schwab OneSource Portfolios--Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios--International

                                SCHWAB BOND FUNDS

                     Schwab Government Bond Funds--Long-Term
                             and Short/Intermediate
          Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate
                Schwab California Tax-Free Bond Funds--Long-Term
                             and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(TM).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.


* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                ----------------
                                                                   BULK RATE
                                                                  U.S. POSTAGE
SchwabFunds                                                           PAID
-----------                                                      CHARLES SCHWAB
 FAMILY(R)                                                      ----------------
-----------

101 Montgomery Street
San Francisco, California 94104




INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
(C)1996 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4445R(12/96) CRS 12012 Printed on recycled paper.